Investments - Disclosure Of Fair Value Of The Assets Acquired Resulted In Fair Value (Detail) R$ in Millions	Nov. 30, 2017 BRL (R$)
Lepsa [member]
Disclosure of detailed information about business combination [line items]
Fair value, current	R$ 4
Fair value, non-current	428
Fair value, equity	432
Total	432
RME [member]
Disclosure of detailed information about business combination [line items]
Fair value, current	2
Fair value, non-current	428
Fair value, equity	430
Total	R$ 430